T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

February 28, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 24.4%
Auto Backed 10.8%
Ally Auto Receivables Trust, Series 2023-A, Class B, 6.01%, 1/17/34 (1)	125	126
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.681%, 5/17/32 (1)	424	430
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	181	184
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	217	218
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32 (1)	217	218
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	26	26
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	138	139
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	438	440
ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.54%, 4/15/33 (1)	390	393
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 5.452%, 12/26/31 (1)	163	164
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	650	649
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26	171	170
CarMax Auto Owner Trust, Series 2023-3, Class A2B, FRN, SOFR30A + 0.60%, 4.939%, 11/16/26	103	103
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28	72	70
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	6	5
Carvana Auto Receivables Trust, Series 2022-N1, Class A2, 3.21%, 12/11/28 (1)	177	175
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (1)	21	21
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	2,090	2,118
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (1)	56	56
Carvana Auto Receivables Trust, Series 2023-P3, Class A2, 6.09%, 11/10/26 (1)	33	33
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60%, 3/10/28 (1)	280	282
Carvana Auto Receivables Trust, Series 2024-N2, Class A3, 5.71%, 7/10/28 (1)	135	136
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	165	168
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	1,000	998
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63%, 11/10/27	239	240
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33%, 7/10/29	265	269
Carvana Auto Receivables Trust, Series 2024-P4, Class A2, 4.62%, 2/10/28	975	975
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	475	477
Carvana Auto Receivables Trust, Series 2025-N1, Class A2, 4.78%, 5/10/28 (1)	550	551
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	1,000	1,006
Chase Auto Credit-Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	90	90
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.50%, 9/15/28	335	335
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	310	312
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52%, 7/16/29	265	265
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	181	180
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	218	218
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	238	240
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	206	210
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	429	433
Enterprise Fleet Financing, Series 2024-2, Class A2, 5.74%, 12/20/26 (1)	360	363
Enterprise Fleet Financing, Series 2024-3, Class A2, 5.31%, 4/20/27 (1)	165	166
Enterprise Fleet Financing, Series 2025-1, Class A2, 4.65%, 10/20/27 (1)	500	501
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%, 2/15/28 (1)	1,500	1,474

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	2	2
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 9/15/27	93	93
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	219	219
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61%, 4/17/28	300	301
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29%, 8/15/30	355	358
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26	120	120
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	180	183
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%, 4/15/33 (1)	120	117
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	100	101
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class D, 6.62%, 5/15/28 (1)	100	101
Ford Credit Floorplan Master Owner Trust A, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	115	117
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class A1, 4.30%, 9/15/29 (1)	585	583
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B, 4.50%, 9/15/29 (1)	395	393
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27	80	80
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	750	754
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	1,235	1,242
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28 (1)	1,200	1,206
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	549	553
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	260	261
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	167
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%, 2/26/29 (1)	17	17
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	105	106
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	875	881
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	208	209
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	202
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	466	471
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	271
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	197	199
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.911%, 1/18/33 (1)	676	678
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	38	38
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	67	67
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	61	62
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61%, 10/15/27	429	430
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	190	191
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	785	791
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,020
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	464	464
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	460	461
Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, 3/17/31	2,200	2,218

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	222
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/27 (1)	230	233
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28 (1)	225	229
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56%, 2/22/28 (1)	365	365
SBNA Auto Lease Trust, Series 2024-C, Class A4, 4.42%, 3/20/29 (1)	190	190
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	2,000	2,010
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28 (1)	255	256
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	462	464
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2B, FRN, SOFR30A + 0.80%, 5.146%, 3/22/27 (1)	8	8
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.75%, 7/22/30 (1)	1,750	1,765
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	709	720
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	315	318
Wheels Fleet Lease Funding 1, Series 2024-1A, Class A1, 5.49%, 2/18/39 (1)	407	411
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27	1,000	982
		39,527
Collateralized Debt Obligations 7.9%
Alinea CLO, Series 2018-1A, Class BR, FRN, 3M TSFR + 1.15%, 5.453%, 7/20/31 (1)	250	250
ARES XLV CLO, Series 2017-45A, Class AR, FRN, 3M TSFR + 1.00%, 5.302%, 10/15/30 (1)	919	919
ARES XLV CLO, Series 2017-45A, Class BR, FRN, 3M TSFR + 1.25%, 5.552%, 10/15/30 (1)	1,300	1,303
Atrium XIII, Series 13A, Class AR, FRN, 3M TSFR + 1.15%, 5.441%, 11/21/30 (1)	498	499
Battalion CLO XII, Series 2018-12A, Class ARR, FRN, 3M TSFR + 0.93%, 5.249%, 5/17/31 (1)	2,040	2,040
Battalion CLO XV, Series 2020-15A, Class A1RR, FRN, 3M TSFR + 0.98%, 5.284%, 1/17/33 (1)	2,500	2,500
BlueMountain CLO, Series 2015-3A, Class A1R, FRN, 3M TSFR + 1.26%, 5.555%, 4/20/31 (1)	127	127
BlueMountain CLO, Series 2016-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.523%, 11/15/30 (1)	343	343
CIFC Funding, Series 2016-1A, Class AR3, FRN, 3M TSFR + 1.00%, 5.293%, 10/21/31 (1)	1,500	1,503
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.523%, 10/20/31 (1)	451	451
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, FRN, 3M TSFR + 1.65%, 5.952%, 10/15/30 (1)	795	795
Fortress Credit BSL VII, Series 2019-1A, Class A1R, FRN, 3M TSFR + 1.09%, 5.381%, 7/23/32 (1)	641	643
Fortress Credit BSL VIII, Series 2019-2A, Class A1AR, FRN, 3M TSFR + 1.05%, 5.343%, 10/20/32 (1)	1,986	1,990
Highbridge Loan Management, Series 5A-2015, Class A1R3, FRN, 3M TSFR + 1.06%, 5.362%, 10/15/30 (1)	874	874
KKR CLO 49, Series 49A, Class X, FRN, 3M TSFR + 1.10%, 5.393%, 10/20/37 (1)	1,123	1,124
Madison Park Funding XXIX, Series 2018-29A, Class AR, FRN, 3M TSFR + 1.18%, 5.473%, 10/18/30 (1)	436	436
Madison Park Funding XXXV, Series 2019-35A, Class A1R, FRN, 3M TSFR + 1.25%, 5.545%, 4/20/32 (1)	935	938
Marble Point CLO XII, Series 2018-1A, Class A, FRN, 3M TSFR + 1.27%, 5.579%, 7/16/31 (1)	1,049	1,051

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Marble Point CLO XII, Series 2018-2A, Class A12R, FRN, 3M TSFR + 1.20%, 5.493%, 1/20/32 (1)	1,250	1,252
Marble Point CLO XV, Series 2019-1A, Class A1R2, FRN, 3M TSFR + 1.04%, 5.331%, 7/23/32 (1)	717	718
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.565%, 11/13/31 (1)	825	826
Octagon Investment Partners 39, Series 2018-3A, Class AR, FRN, 3M TSFR + 1.15%, 5.443%, 10/20/30 (1)	299	299
Octagon Investment Partners XXI, Series 2014-1A, Class AAR4, FRN, 3M TSFR + 0.81%, 5.132%, 2/14/31 (1)	1,990	1,990
OZLM Funding II, Series 2012-2A, Class A1A2, FRN, 3M TSFR + 1.20%, 5.487%, 7/30/31 (1)	97	97
OZLM XXI, Series 2017-21A, Class A1R, FRN, 3M TSFR + 1.15%, 5.443%, 1/20/31 (1)	128	128
Romark CLO II, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.14%, 5.44%, 7/25/31 (1)	585	587
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.502%, 10/15/31 (1)	568	569
Symphony CLO XXIII, Series 2020-23A, Class AR2, FRN, 3M TSFR + 0.90%, 5.216%, 1/15/34 (1)	2,000	2,000
THL Credit Wind River CLO, Series 2015-1A, Class A1R3, FRN, 3M TSFR + 1.20%, 5.493%, 10/20/30 (1)	227	227
THL Credit Wind River CLO, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.20%, 5.502%, 7/15/30 (1)	277	278
THL Credit Wind River CLO, Series 2019-3A, Class AR2, FRN, 3M TSFR + 1.06%, 5.362%, 4/15/31 (1)	571	572
TIAA CLO I, Series 2016-1A, Class ARR, FRN, 3M TSFR + 1.25%, 5.543%, 7/20/31 (1)	424	425
Trinitas CLO IX, Series 2018-9A, Class BRRR, FRN, 3M TSFR + 1.70%, 5.993%, 1/20/32 (1)	475	476
Trinitas CLO IX, Series 2018-9A, Class ARRR, FRN, 3M TSFR + 1.20%, 5.493%, 1/20/32 (1)	313	314
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.502%, 10/15/31 (1)	385	386
		28,930
Equipment Lease Heavy Duty 2.4%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	870	883
Amur Equipment Finance Receivables XIV, Series 2024-2A, Class A2, 5.19%, 7/21/31 (1)	458	463
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	134	135
Auxilior Term Funding, Series 2024-1A, Class A2, 5.84%, 3/15/27 (1)	102	102
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	211	214
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	100	101
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	105	105
Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 4/15/27 (1)	100	101
Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, 11/15/28 (1)	210	214
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27 (1)	1,750	1,755
MMAF Equipment Finance, Series 2020-BA, Class A5, 0.85%, 4/14/42 (1)	800	788
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	132	133
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	1,450	1,455
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	81	82

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	1,250	1,255
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	955	957
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	95	96
		8,839
Other Asset-Backed Securities 3.2%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/37 (1)	80	79
Amur Equipment Finance Receivables X, Series 2022-1A, Class B, 2.20%, 1/20/28 (1)	600	593
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	1,100	1,086
BRE Grand Islander Timeshare Issuer, Series 2019-A, Class A, 3.28%, 9/26/33 (1)	74	73
Dell Equipment Finance Trust, Series 2023-3, Class C, 6.17%, 4/23/29 (1)	315	321
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, 8/22/30 (1)	260	261
Dell Equipment Finance Trust, Series 2024-2, Class C, 4.99%, 8/22/30 (1)	1,650	1,662
DLLAA, Series 2021-1A, Class A3, 0.67%, 4/17/26 (1)	2	2
DLLAA, Series 2023-1A, Class A2, 5.93%, 7/20/26 (1)	162	163
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	325	330
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1)	22	22
Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, 2/25/32 (1)	126	126
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29 (1)	460	458
HPEFS Equipment Trust, Series 2022-2A, Class C, 4.43%, 9/20/29 (1)	380	380
HPEFS Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30 (1)	400	400
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31 (1)	395	399
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-2A, Class A2, 5.50%, 10/20/31 (1)	400	401
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	130	132
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	525	531
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30 (1)	92	92
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	580	586
M&T Equipment Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30 (1)	1,413	1,435
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	52	50
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	26	24
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	47	42
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 5.116%, 4/20/62 (1)	43	43
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	7	7
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	5	5
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	13	13
Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (1)	53	54
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30 (1)	550	552
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (1)	21	21
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class B, 6.493%, 6/15/33 (1)	118	119
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	255	256
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	216	213
Sierra Timeshare Receivables Funding, Series 2021-1A, Class C, 1.79%, 11/20/37 (1)	484	471

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	413	420
		11,923
Student Loans 0.1%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	34	34
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	43	40
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	50	47
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	60	56
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	61	54
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M TSFR + 1.56%, 5.876%, 2/17/32 (1)	1	1
		232
Total Asset-Backed Securities (Cost $89,014)		89,451
CONVERTIBLE BONDS 0.1%
E-Commerce 0.1%
Meituan, Zero Coupon, 4/27/27	300	298
Total Convertible Bonds (Cost $286)		298
CORPORATE BONDS 49.4%
Aerospace & Defense 0.5%
Boeing, 2.70%, 2/1/27	1,000	962
Boeing, 3.10%, 5/1/26 (2)	1,000	979
		1,941
Automotive 4.2%
Advance Auto Parts, 5.90%, 3/9/26	100	100
BMW US Capital, 4.60%, 8/13/27 (1)	335	335
Daimler Truck Finance North America, 5.125%, 9/25/27 (1)	200	203
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)	300	301
Ford Motor Credit, 2.70%, 8/10/26	1,950	1,878
Ford Motor Credit, 5.125%, 11/5/26	550	548
Ford Motor Credit, 6.95%, 6/10/26	375	382
General Motors, 6.125%, 10/1/25	313	315
General Motors Financial, 5.05%, 4/4/28	1,895	1,898
General Motors Financial, 6.05%, 10/10/25	585	589
Hyundai Capital America, 1.30%, 1/8/26 (1)(2)	900	875
Hyundai Capital America, 1.65%, 9/17/26 (1)(2)	605	578
Hyundai Capital America, 5.45%, 6/24/26 (1)	800	808
Hyundai Capital America, 5.50%, 3/30/26 (1)	85	86
LG Energy Solution, 5.375%, 7/2/27	1,400	1,415
Mercedes-Benz Finance North America, 4.80%, 11/13/26 (1)	1,200	1,207
Nissan Motor, 3.522%, 9/17/25 (1)	1,445	1,427

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
TML Holdings Pte, 4.35%, 6/9/26	1,220	1,206
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)(2)	230	230
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1)	275	274
Volkswagen Group of America Finance, 4.90%, 8/14/26 (1)	375	375
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	395	402
		15,432
Banking 13.4%
ABN AMRO Bank, 4.75%, 7/28/25 (1)	1,100	1,099
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2)(3)	200	205
American Express, VR, 5.098%, 2/16/28 (3)	240	243
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (3)	800	805
Banco Santander, VR, 5.552%, 3/14/28 (3)	200	202
Bank of America, VR, 3.384%, 4/2/26 (3)	1,500	1,499
Bank of America, VR, 5.08%, 1/20/27 (3)	200	201
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(3)	1,900	1,914
Bank of Nova Scotia, 4.50%, 12/16/25	1,885	1,880
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	402
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	217
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	407
Barclays, 4.375%, 1/12/26	200	199
Barclays, VR, 4.837%, 9/10/28 (3)	1,000	997
Barclays, 5.20%, 5/12/26	400	402
Barclays, VR, 5.304%, 8/9/26 (3)	400	401
Barclays, VR, 5.674%, 3/12/28 (3)	200	203
BPCE, 4.50%, 3/15/25 (1)	700	699
BPCE, 4.875%, 4/1/26 (1)	900	901
CaixaBank, VR, 6.684%, 9/13/27 (1)(3)	550	566
Canadian Imperial Bank of Commerce, VR, 4.862%, 1/13/28 (3)	1,500	1,510
Capital One Financial, VR, 2.636%, 3/3/26 (3)	300	300
Capital One Financial, 3.75%, 7/28/26	550	543
Capital One Financial, 4.20%, 10/29/25	500	497
Capital One Financial, VR, 4.985%, 7/24/26 (3)	300	300
Citigroup, 4.40%, 6/10/25	400	399
Citigroup, 5.50%, 9/13/25	676	678
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	700	697
Cooperatieve Rabobank, 3.75%, 7/21/26	1,850	1,825
Cooperatieve Rabobank, 4.375%, 8/4/25	250	249
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3)	1,495	1,512
Danske Bank, VR, 1.621%, 9/11/26 (1)(3)	1,810	1,782
Danske Bank, VR, 5.427%, 3/1/28 (1)(3)	275	279
Danske Bank, VR, 6.259%, 9/22/26 (1)(3)	235	237
Deutsche Bank, VR, 2.129%, 11/24/26 (3)	825	810
Deutsche Bank, 4.50%, 4/1/25	1,160	1,159
Discover Financial Services, 4.10%, 2/9/27	425	419
Emirates NBD Bank PJSC, 1.638%, 1/13/26	450	439
Fifth Third Bank, 3.85%, 3/15/26	2,000	1,980

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
HDFC Bank, 5.686%, 3/2/26	785	792
HSBC Holdings, VR, 4.292%, 9/12/26 (3)	575	574
HSBC Holdings, VR, 4.889%, 3/3/29 (3)	1,235	1,233
HSBC Holdings, VR, 5.597%, 5/17/28 (3)	400	407
ING Groep, VR, 3.869%, 3/28/26 (3)	800	799
Intesa Sanpaolo, 7.00%, 11/21/25 (1)	750	761
JPMorgan Chase, VR, 4.979%, 7/22/28 (3)	850	856
Lloyds Banking Group, 4.582%, 12/10/25	900	897
Lloyds Banking Group, 4.65%, 3/24/26	900	899
PNC Financial Services Group, VR, 5.30%, 1/21/28 (3)	160	162
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3)	240	241
PNC Financial Services Group, VR, 6.615%, 10/20/27 (3)	550	567
Royal BK Scotland Group, 4.80%, 4/5/26	240	241
Santander Holdings USA, 3.244%, 10/5/26	250	244
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (3)	500	479
Societe Generale, 4.25%, 4/14/25 (1)	500	499
Societe Generale, 4.25%, 8/19/26 (1)	660	652
Societe Generale, VR, 5.50%, 4/13/29 (1)(3)	1,000	1,011
Societe Generale, VR, 5.519%, 1/19/28 (1)(3)	625	631
Standard Chartered, VR, 3.971%, 3/30/26 (1)(3)	200	200
Standard Chartered, 4.30%, 2/19/27 (1)	500	495
Standard Chartered, VR, 5.545%, 1/21/29 (1)(3)	625	636
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3)	200	203
Standard Chartered, VR, 6.17%, 1/9/27 (1)(2)(3)	200	202
Standard Chartered, VR, 6.187%, 7/6/27 (1)(3)	400	409
State Street, 4.33%, 10/22/27	675	674
UBS AG, VR, 4.864%, 1/10/28 (3)	1,500	1,506
UBS AG, 5.00%, 7/9/27	250	253
UBS Group, VR, 6.327%, 12/22/27 (1)(3)	300	308
UniCredit, VR, 2.569%, 9/22/26 (1)(3)	1,375	1,356
Wells Fargo, VR, 4.90%, 1/24/28 (3)	1,315	1,321
Wells Fargo, VR, 5.707%, 4/22/28 (3)	430	438
		49,003
Building & Real Estate 0.4%
Emaar Sukuk, 3.635%, 9/15/26	1,295	1,270
		1,270
Building Products 0.1%
Owens Corning, 5.50%, 6/15/27	200	204
		204
Cable Operators 0.4%
Charter Communications Operating, 4.908%, 7/23/25	1,059	1,058
Cox Communications, 3.35%, 9/15/26 (1)	350	343
Discovery Communications, 3.95%, 6/15/25	182	181
		1,582

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Chemicals 1.8%
Celanese US Holdings, 1.40%, 8/5/26	202	191
Celanese US Holdings, 6.415%, 7/15/27	2,120	2,169
EQUATE Petrochemical, 4.25%, 11/3/26	520	509
International Flavors & Fragrances, 1.23%, 10/1/25 (1)	1,714	1,679
LG Chem, 4.375%, 7/14/25	280	279
MEGlobal Canada ULC, 5.00%, 5/18/25	700	700
Orbia Advance, 4.00%, 10/4/27 (1)	1,130	1,087
		6,614
Consumer Products 0.4%
LG Electronics, 5.625%, 4/24/27 (1)	910	927
Mattel, 3.375%, 4/1/26 (1)	536	527
		1,454
Drugs 0.6%
BNP Paribas, 4.375%, 9/28/25 (1)	350	348
BNP Paribas, 4.625%, 3/13/27 (1)	1,000	995
Zoetis, 3.00%, 9/12/27	1,000	966
		2,309
Electric Utilities 0.2%
GS Caltex, 1.625%, 7/27/25	650	642
		642
Energy 3.3%
Abu Dhabi National Energy, 4.375%, 6/22/26	660	658
DCP Midstream Operating, 5.375%, 7/15/25	452	452
Diamondback Energy, 3.25%, 12/1/26	500	489
EQT, 3.125%, 5/15/26 (1)	1,034	1,013
MPLX, 4.125%, 3/1/27	1,000	990
MPLX, 4.875%, 6/1/25	200	200
Newfield Exploration, 5.375%, 1/1/26	1,000	1,002
Occidental Petroleum, 3.20%, 8/15/26	140	136
Occidental Petroleum, 3.40%, 4/15/26	480	472
Occidental Petroleum, 5.50%, 12/1/25	1,550	1,552
Occidental Petroleum, 5.875%, 9/1/25	212	212
Occidental Petroleum, 8.50%, 7/15/27	125	133
SA Global Sukuk, 1.602%, 6/17/26	860	827
Sabine Pass Liquefaction, 5.875%, 6/30/26	1,134	1,146
Schlumberger Holdings, 5.00%, 5/29/27 (1)	500	506
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1)	1,865	1,868
Western Midstream Operating, 3.95%, 6/1/25	500	499
		12,155
Entertainment & Leisure 0.4%
Royal Caribbean Cruises, 5.50%, 4/1/28 (1)	1,600	1,604
		1,604

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exploration & Production 0.1%
Lundin Energy, 2.00%, 7/15/26 (1)	300	287
		287
Financial 2.6%
Aldar Sukuk, 4.75%, 9/29/25	820	819
Ally Financial, 4.625%, 3/30/25	200	200
Ally Financial, 5.75%, 11/20/25	500	501
Ally Financial, 5.80%, 5/1/25	385	385
Bank Mandiri Persero, 5.50%, 4/4/26	1,360	1,369
CNO Financial Group, 5.25%, 5/30/25	577	577
Hikma Finance USA, 3.25%, 7/9/25	600	593
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25 (2)	360	359
LPL Holdings, 5.70%, 5/20/27	1,280	1,306
QNB Finance, 1.375%, 1/26/26	1,160	1,125
QNB Finance, 2.625%, 5/12/25	250	249
Western Union, 1.35%, 3/15/26	2,134	2,060
		9,543
Food/Tobacco 0.2%
Reynolds American, 4.45%, 6/12/25	750	750
		750
Gaming 0.3%
Sands China, 3.80%, 1/8/26	1,030	1,018
		1,018
Health Care 3.5%
Cencora, 4.625%, 12/15/27	480	482
Centene, 4.25%, 12/15/27	2,170	2,105
HCA, 5.00%, 3/1/28 (2)	1,225	1,237
HCA, 5.25%, 6/15/26	590	592
HCA, 5.375%, 9/1/26	750	754
HCA, 5.875%, 2/15/26	600	602
Highmark, 1.45%, 5/10/26 (1)	701	672
Humana, 3.95%, 3/15/27	900	886
Icon Investments Six DAC, 5.809%, 5/8/27	666	679
Royalty Pharma, 1.20%, 9/2/25	1,740	1,710
Solventum, 5.45%, 2/25/27	335	341
Stryker, 4.55%, 2/10/27	1,600	1,606
Utah Acquisition Sub, 3.95%, 6/15/26	1,254	1,237
		12,903
Industrial - Other 0.3%
AGCO, 5.45%, 3/21/27	1,132	1,147
		1,147

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Information Technology 1.2%
Amphenol, 5.05%, 4/5/27	380	384
Cadence Design Systems, 4.20%, 9/10/27	190	189
Intel, 2.60%, 5/19/26	349	341
Intel, 3.15%, 5/11/27	1,000	967
Intel, 3.75%, 8/5/27	500	489
Intel, 4.875%, 2/10/26	450	451
Marvell Technology, 1.65%, 4/15/26	1,500	1,451
		4,272
Insurance 3.2%
Arthur J Gallagher, 4.60%, 12/15/27	1,500	1,500
Athene Global Funding, 4.95%, 1/7/27 (1)	750	753
Athene Global Funding, 5.684%, 2/23/26 (1)	555	561
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)	375	361
CNA Financial, 4.50%, 3/1/26	1,200	1,197
CNO Global Funding, 1.75%, 10/7/26 (1)	700	668
Corebridge Financial, 3.50%, 4/4/25	1,200	1,198
Corebridge Financial, 3.65%, 4/5/27	847	830
Corebridge Global Funding, 4.65%, 8/20/27 (1)	125	125
Jackson National Life Global Funding, 5.55%, 7/2/27 (1)	545	554
Jackson National Life Global Funding, 5.60%, 4/10/26 (1)	1,346	1,359
Principal Life Global Funding II, 4.60%, 8/19/27 (1)	240	241
Principal Life Global Funding II, 5.00%, 1/16/27 (1)	55	56
RGA Global Funding, 2.00%, 11/30/26 (1)	400	383
Unum Group, 3.875%, 11/5/25	1,097	1,089
Voya Financial, 3.65%, 6/15/26	900	888
		11,763
Manufacturing 2.2%
FMC, 3.20%, 10/1/26	3,319	3,228
FMC, 5.15%, 5/18/26	500	500
Fortive, 3.15%, 6/15/26	450	440
POSCO, 4.375%, 8/4/25	400	400
Regal Rexnord, 6.05%, 2/15/26	1,433	1,444
Regal Rexnord, 6.05%, 4/15/28	600	613
VF, 2.40%, 4/23/25	906	904
VF, 2.80%, 4/23/27	450	426
		7,955
Metals & Mining 0.9%
ArcelorMittal, 4.55%, 3/11/26	627	626
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27	1,073	1,041
Freeport Indonesia PT, 4.763%, 4/14/27	960	957
Freeport-McMoRan, 4.375%, 8/1/28	400	394
Freeport-McMoRan, 5.00%, 9/1/27	44	44

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freeport-McMoRan, 5.25%, 9/1/29	226	227
		3,289
Other Telecommunications 0.3%
Axiata SPV2, 4.357%, 3/24/26	1,200	1,194
		1,194
Petroleum 0.5%
Pertamina Persero PT, 1.40%, 2/9/26	530	514
Tengizchevroil Finance International, 4.00%, 8/15/26	1,200	1,172
		1,686
Pharmaceuticals 0.5%
Bayer US Finance II, 4.25%, 12/15/25 (1)	1,940	1,931
		1,931
Real Estate Investment Trust Securities 1.8%
Brixmor Operating Partnership, 4.125%, 6/15/26	1,100	1,092
CubeSmart, 4.00%, 11/15/25	925	920
Essex Portfolio, 3.375%, 4/15/26	950	938
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	975	955
Healthcare Realty Holdings, 3.50%, 8/1/26	295	290
Kilroy Realty, 4.375%, 10/1/25	1,306	1,300
Scentre Group Trust 1 / Scentre Group Trust 2, 3.25%, 10/28/25 (1)(2)	1,000	990
		6,485
Retail 1.7%
7-Eleven, 0.95%, 2/10/26 (1)	1,150	1,110
CVS Health, 1.30%, 8/21/27	400	368
CVS Health, 2.875%, 6/1/26	1,480	1,449
CVS Health, 4.30%, 3/25/28	1,550	1,523
Dollar General, 4.15%, 11/1/25	1,275	1,267
Ross Stores, 0.875%, 4/15/26	500	480
		6,197
Services 0.1%
CDW / CDW Finance, 4.125%, 5/1/25	300	299
		299
Supermarkets 0.2%
Cencosud, 4.375%, 7/17/27 (1)	820	805
		805
Telephones 0.1%
AT&T, 1.70%, 3/25/26	300	291
		291
Transportation 0.4%
GATX, 5.40%, 3/15/27	250	253
Penske Truck Leasing / PTL Finance, 1.70%, 6/15/26 (1)	570	549

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Penske Truck Leasing / PTL Finance, 3.95%, 3/10/25 (1)	550	550
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	61
		1,413
Utilities 1.4%
Appalachian Power, 3.40%, 6/1/25	1,250	1,244
DTE Energy, 4.95%, 7/1/27	175	176
Edison International, 4.95%, 4/15/25	750	749
Enel Finance International NV, 2.125%, 7/12/28 (1)	1,000	915
Enel Finance International NV, 7.05%, 10/14/25 (1)	400	405
Pacific Gas & Electric, 3.15%, 1/1/26	805	793
Southern California Edison, 4.90%, 6/1/26 (2)	550	549
Southwestern Electric Power, 2.75%, 10/1/26	300	291
Vistra Operations, 5.125%, 5/13/25 (1)	135	135
		5,257
Wireless Communications 2.2%
American Tower, 1.60%, 4/15/26	975	943
Crown Castle, 1.05%, 7/15/26	1,265	1,202
Crown Castle, 3.80%, 2/15/28	650	632
Crown Castle Towers, 3.663%, 5/15/45 (1)	1,025	1,022
Rogers Communications, 3.20%, 3/15/27	910	885
Rogers Communications, 3.625%, 12/15/25	500	496
SBA Tower Trust, 1.631%, 5/15/51 (1)	650	613
SBA Tower Trust, 1.884%, 7/15/50 (1)	270	263
Sprint, 7.625%, 3/1/26	1,085	1,105
T-Mobile USA, 4.75%, 2/1/28 (2)	975	977
		8,138
Total Corporate Bonds (Cost $180,045)		180,833
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.3%
Foreign Govt & Muni (Excl Canadian) 1.3%
Japan Treasury Discount Bills, 0.301%, 5/7/25 (JPY)	497,150	3,301
Saudi Government International Bonds, 5.125%, 1/13/28 (1)	1,350	1,364
		4,665
Total Foreign Government Obligations & Municipalities (Cost $4,573)		4,665
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.8%
Commercial Mortgage-Backed Securities 1.1%
BX Trust, Series 2021-RISE, Class A, ARM, FRN, 1M TSFR + 0.86%, 5.174%, 11/15/36 (1)	1,209	1,202
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, FRN, 1M TSFR + 1.37%, 5.679%, 12/15/37 (1)	410	410
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, FRN, 1M TSFR + 1.55%, 5.859%, 12/15/37 (1)	650	650
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, FRN, 1M TSFR + 1.75%, 6.059%, 12/15/37 (1)	400	400

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
FREMF Mortgage Trust, Series 2015-K51, Class C, 3.956%, 10/25/48 (1)	480	474
ONE Mortgage Trust, Series 2021-PARK, Class A, FRN, 1M TSFR + 0.81%, 5.126%, 3/15/36 (1)	115	114
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 5.704%, 5/15/39 (1)	445	445
TX Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 5.903%, 6/15/39 (1)	300	300
		3,995
Whole Loans Backed 6.7%
AMSR Trust, Series 2020-SFR2, Class B, 2.033%, 7/17/37 (1)	500	495
AMSR Trust, Series 2020-SFR2, Class C, 2.533%, 7/17/37 (1)	100	99
AMSR Trust, Series 2020-SFR3, Class D, 2.106%, 9/17/37 (1)	825	814
AMSR Trust, Series 2020-SFR5, Class A, 1.379%, 11/17/37 (1)	79	77
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	2,000	1,910
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	30	29
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	81	69
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	99	85
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	85	79
Angel Oak Mortgage Trust, Series 2023-6, Class A1, CMO, ARM, 6.50%, 12/25/67 (1)	726	733
Angel Oak Mortgage Trust, Series 2024-10, Class A1, CMO, ARM, 5.348%, 10/25/69 (1)	1,062	1,062
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	55	49
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	67	56
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1)	64	62
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 5.202%, 12/25/41 (1)	25	25
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, SOFR30A + 1.90%, 6.253%, 6/25/43 (1)	37	38
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, SOFR30A + 1.70%, 6.052%, 7/25/43 (1)	142	142
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, CMO, ARM, SOFR30A + 1.10%, 5.452%, 2/25/44 (1)	280	280
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, SOFR30A + 1.15%, 5.503%, 3/25/44 (1)	476	477
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.352%, 7/25/44 (1)	86	86
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, ARM, 6.147%, 7/25/69 (1)	205	207
Cross Mortgage Trust, Series 2024-H5, Class A1, CMO, ARM, 5.854%, 8/26/69 (1)	1,173	1,182
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	925	919
EFMT, Series 2024-NQM1, Class A1B, CMO, ARM, 5.81%, 11/25/69 (1)	619	622
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	133	133
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	863	859
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	1,000	985
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.652%, 2/25/42 (1)	108	108
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%, 7.302%, 6/25/42 (1)	136	140
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%, 6.202%, 11/25/43 (1)	107	108

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%, 5.602%, 5/25/44 (1)	281	282
Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.05%, 5.402%, 10/25/44 (1)	423	423
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%, 5.602%, 3/25/44 (1)	432	434
Freddie Mac STACR REMIC Trust, Series 2025-DNA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.302%, 1/25/45 (1)	430	430
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	1,200	1,195
MFA Trust, Series 2020-NQM1, Class A1, CMO, ARM, 2.479%, 3/25/65 (1)	406	390
MFA Trust, Series 2020-NQM3, Class A2, CMO, ARM, 1.324%, 1/26/65 (1)	100	94
MFA Trust, Series 2023-NQM3, Class A1, CMO, ARM, 6.617%, 7/25/68 (1)	1,101	1,111
MFA Trust, Series 2023-NQM4, Class A1, CMO, ARM, 6.105%, 12/25/68 (1)	1,303	1,310
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	135	121
OBX Trust, Series 2023-NQM3, Class A1, CMO, ARM, 5.949%, 2/25/63 (1)	854	858
Progress Residential Trust, Series 2021-SFR2, Class B, 1.796%, 4/19/38 (1)	320	312
Progress Residential Trust, Series 2021-SFR3, Class A, 1.637%, 5/17/26 (1)	636	619
Progress Residential Trust, Series 2021-SFR4, Class D, 2.309%, 5/17/38 (1)	625	608
Progress Residential Trust, Series 2021-SFR8, Class C, 1.931%, 10/17/38 (1)	280	270
Towd Point Mortgage Trust, Series 2019-HY3, Class M1, CMO, ARM, FRN, 1M TSFR + 1.61%, 5.934%, 10/25/59 (1)	1,000	1,021
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	54	54
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	76	67
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	86	72
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	55	52
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	940	944
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	179	181
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	105	105
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	635	645
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	588	590
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	414	419
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	49	47
		24,584
Total Non-U.S. Government Mortgage-Backed Securities (Cost $28,550)		28,579
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 1.7%
U.S. Government Agency Obligations 1.7%
Federal Home Loan Mortgage 6.50%, 1/1/54 - 1/1/55	3,769	3,902
Federal National Mortgage Assn.
6.00%, 10/1/54	1,418	1,442

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
6.50%, 9/1/54	775	803
		6,147
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $6,116)		6,147
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.6%
U.S. Treasury Obligations 2.6%
U.S. Treasury Bills, 4.263%, 3/18/25	1,600	1,597
U.S. Treasury Bills, 4.268%, 3/4/25	2,155	2,155
U.S. Treasury Bills, 4.278%, 4/3/25	1,735	1,729
U.S. Treasury Notes, 4.125%, 1/31/27 (4)	1,640	1,643
U.S. Treasury Notes, 4.25%, 12/31/26	1,625	1,632
U.S. Treasury Notes, 4.375%, 7/31/26	525	527
U.S. Treasury Notes, 4.875%, 11/30/25	170	171
		9,454
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $9,438)		9,454
SHORT-TERM INVESTMENTS 12.4%
Certificate of Deposits 0.1%
Banking 0.1%
Intesa Sanpaolo, 6.10%, 4/15/25	525	526
		526
Commercial Paper 12.3%
4(2) 12.3% (5)
Arrow Electronics, 4.753%, 3/12/25	1,700	1,697
Bacardi-Martini, 4.798%, 3/27/25	3,500	3,488
Brunswick, 4.905%, 3/4/25	3,400	3,398
Canadian Natural Resources, 4.746%, 3/25/25	3,500	3,488
Conagra Brands, 4.652%, 3/3/25	1,100	1,100
Conagra Brands, 4.76%, 3/6/25	800	799
Conagra Brands, 4.87%, 3/28/25	2,600	2,590
Constellation Brands, 4.693%, 3/18/25	3,300	3,292
Crown Castle, 4.873%, 3/27/25	600	598
Energy Transfer, 4.522%, 3/3/25	2,500	2,499
Harley-Davidson Financial Services, 4.893%, 4/3/25	2,800	2,788
Harley-Davidson Financial Services, 4.922%, 4/1/25	800	797
International Flavors & Fragrances, 4.754%, 3/6/25	1,900	1,899
Ovintiv, 4.922%, 3/19/25	2,200	2,194
Stanley Black & Decker, 4.707%, 3/5/25	2,000	1,999
Targa Resources, 4.722%, 4/1/25	3,500	3,485
Western Union, 4.552%, 3/3/25	4,300	4,298
Whirlpool, 4.902%, 3/3/25	1,000	1,000

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Whirlpool, 4.955%, 3/4/25	3,500	3,498
		44,907
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.41% (6)(7)	1	1
Total Short-Term Investments (Cost $45,438)		45,434
SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.41% (6)(7)	4,810	4,810
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		4,810
Total Securities Lending Collateral (Cost $4,810)		4,810

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amount in 000s, except for contracts)
Options Purchased 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury two year futures contracts, Put, 3/21/25 @ $102.38 (8)	274	56,709	—
Total Options Purchased (Cost $35)			—

Total Investments in Securities 101.0% of Net Assets (Cost $368,305)	$369,671
Other Assets Less Liabilities (1.0%)	(3,668)
Net Assets 100.0%	$366,003

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $157,706 and represents 43.1% of net assets.
(2)	All or a portion of this security is on loan at February 28, 2025.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $44,907 and represents 12.3% of net assets.
(6)	Seven-day yield
(7)	Affiliated Companies
(8)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	5/7/25	USD	3,238	JPY	497,150	$(89)
Net unrealized gain (loss) on open forward currency exchange contracts						$(89)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 2 U.S. Treasury Long Bonds contracts	06/25	(234)	$(2)
Short, 6 U.S. Treasury Notes ten year contracts	06/25	(660)	(7)
Short, 5 Ultra U.S. Treasury Notes ten year contracts	06/25	(568)	(3)
Short, 82 U.S. Treasury Notes five year contracts	06/25	(8,781)	(70)
Short, 198 U.S. Treasury Notes two year contracts	06/25	(40,850)	(130)
Long, 16 Three Month SOFR Futures contracts	03/26	3,850	3
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(209)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$14++
Totals	$—#	$—	$14+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 2/28/25
T. Rowe Price Government Reserve Fund	$48	¤	¤	$4,811
	Total			$4,811^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $14 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,811.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Ultra Short-Term Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$319,427	$—	$319,427
Short-Term Investments	1	45,433	—	45,434
Securities Lending Collateral	4,810	—	—	4,810
Options Purchased	—	—	—	—
Total Securities	4,811	364,860	—	369,671
Futures Contracts*	3	—	—	3
Total	$4,814	$364,860	$—	$369,674
Liabilities
Forward Currency Exchange Contracts	$—	$89	$—	$89
Futures Contracts*	212	—	—	212
Total	$212	$89	$—	$301

[1]	Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF990-054Q3
02/25